UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March  31, 1999

Check here if Amendment [   ]; Amendment Number:   -------
 This Amendment (Check only one):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tokio Marine Asset Management New York Co., Ltd.
Address:          101 Park Avenue
                  New York, NY  10178-0096

Form 13F File Number:  28-3605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yoshiyuki Yoshida
Title:   Chief Investment Officer
Phone:   (212) 297-6708

Signature, Place and Date of Signing:

 /s/ Yoshiyuki Yoshida          New York, NY           May 13, 1999
 ---------------------     ----------------------     --------------
     [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included managers:                   0

Form 13F Information Table Entry Total:             97

Form 13F Information Table Value Total:        253,216
                                            (thousands)


List of Other Included Managers:  N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None.


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                        Column 1             Column 2       Column 3    Column 4      Column 5    Column 6  Column 7      Column 8
                     Name of Issuer      Title of class     CUSIP #       VALUE       Shares or  Investment  Other         Voting
                                                                       (x $1000)     Prn. Amount Discretion Managers     Authority
                                                                                                                           (Sole)
----------------------------------------------------------------------------------------------------------------------------------


             AirTouch Communications       Common Stock     00949T100      2,076     21,490 SH      SOLE                21,490
                         Alltel Corp       Common Stock     020039103      2,495     40,000 SH      SOLE                40,000
                 America OnLine Inc.       Common Stock     02364J104      3,655     25,000 SH      SOLE                25,000
                 American Express Co       Common Stock     025816109      3,616     30,754 SH      SOLE                30,754
         American Home Products Corp       Common Stock     026609107      3,817     58,500 SH      SOLE                58,500
    American International Group Inc       Common Stock     026874107      2,555     21,183 SH      SOLE                21,183
                 American Tower Corp       Common Stock     029912201      1,715     70,000 SH      SOLE                70,000
                           Amgen Inc       Common Stock     031162100      4,792     64,000 SH      SOLE                64,000
        Anheuser Busch Companies Inc       Common Stock     035229103      1,903     25,000 SH      SOLE                25,000
                       AT and T Corp       Common Stock     001957109      2,290     28,688 SH      SOLE                28,688
       Automatic Data Processing Inc       Common Stock     053015103      2,259     54,598 SH      SOLE                54,598
                Bank of America Corp       Common Stock     060505104      1,766     25,000 SH      SOLE                25,000
                    Bank of New York       Common Stock     064057102      2,032     56,554 SH      SOLE                56,554
                       Bank One Corp       Common Stock     06423A103      2,332     42,343 SH      SOLE                42,343
                 Bausch and Lomb Inc       Common Stock     071707103      2,600     40,000 SH      SOLE                40,000
                 Beckman Coulter Inc       Common Stock     075811109      1,328     30,000 SH      SOLE                30,000
              Berkshire Hathaway Inc       Common Stock     084670207      1,646        700 SH      SOLE                   700
             Bristol Myers Squibb Co       Common Stock     110122108      1,852     28,800 SH      SOLE                28,800
                 Cardinal Health Inc       Common Stock     14149Y108        660     10,000 SH      SOLE                10,000
                            CBS Corp       Common Stock     12490K107      2,456     60,000 SH      SOLE                60,000
                Chase Manhattan Corp       Common Stock     16161A108      5,633     69,248 SH      SOLE                69,248
                   Cisco Systems Inc       Common Stock     17275R102      5,752     52,500 SH      SOLE                52,500
                       Citigroup Inc       Common Stock     172967101      5,366     84,000 SH      SOLE                84,000
                           Clorox Co       Common Stock     189054109      1,734     14,801 SH      SOLE                14,801
              CNF Transportation Inc       Common Stock     12612W104      2,080     55,000 SH      SOLE                55,000
                        Coca Cola Co       Common Stock     191216100        759     12,363 SH      SOLE                12,363
                        Comcast Corp       Common Stock     200300200      1,888     30,000 SH      SOLE                     0
                            CVS Corp       Common Stock     126650100      1,965     41,370 SH      SOLE                41,370
                  Dell Computer Corp       Common Stock     247025109      1,754     42,900 SH      SOLE                42,900
               Du Pont EI de Nemours       Common Stock     263534109      1,748     30,000 SH      SOLE                30,000
        Electronic Data Systems Corp       Common Stock     285661104      1,217     25,000 SH      SOLE                25,000
                            EMC Corp       Common Stock     268648102     10,368     81,160 SH      SOLE                81,160
                          Enron Corp       Common Stock     293561106      5,342     83,146 SH      SOLE                83,146
             Equitable Companies Inc       Common Stock     29444G107      1,400     20,000 SH      SOLE                20,000
           Ethan Allen Interiors Inc       Common Stock     297602104      1,455     35,000 SH      SOLE                35,000
                          Exxon Corp       Common Stock     302290101      2,251     31,907 SH      SOLE                31,907
           Fairfield Communities Inc       Common Stock     304231301        268     30,000 SH      SOLE                30,000
      Federal National Mortgage Assn       Common Stock     313586109      3,199     46,196 SH      SOLE                46,196
                     First Data Corp       Common Stock     319963104      1,539     36,000 SH      SOLE                36,000
                    First Union Corp       Common Stock     337358105      2,138     40,000 SH      SOLE                40,000
                  Ford Motor Company       Common Stock     345370100        850     15,000 SH      SOLE                15,000
         Fox Entertainment Group Inc       Common Stock     35138T107      1,573     58,000 SH      SOLE                58,000
        Freeport McMoran Copper Gold       Common Stock     35671D857        435     40,000 SH      SOLE                40,000
                             Gap Inc       Common Stock     364760108      3,130     46,500 SH      SOLE                46,500
                 General Electric Co       Common Stock     369604103      7,419     67,062 SH      SOLE                67,062
                      Home Depot Inc       Common Stock     437076102      3,113     50,000 SH      SOLE                50,000
                       Honeywell Inc       Common Stock     438506107      4,549     60,000 SH      SOLE                60,000
             Household International       Common Stock     441815107      1,369     30,000 SH      SOLE                30,000
             Illinois Tool Works Inc       Common Stock     452308109      1,238     20,000 SH      SOLE                20,000
                          Intel Corp       Common Stock     458140100      1,574     13,240 SH      SOLE                13,240
 International Business Machines IBM       Common Stock     459200101      5,495     31,000 SH      SOLE                31,000
        ITT Educational Services Inc       Common Stock     45068B109      2,329     62,000 SH      SOLE                62,000
                 Johnson and Johnson       Common Stock     478160104      2,342     25,000 SH      SOLE                25,000
                    Keebler Foods Co       Common Stock     487256109      1,095     30,000 SH      SOLE                30,000
                         Limited Inc       Common Stock     532716107      1,578     40,000 SH      SOLE                40,000
             Lucent Technologies Inc       Common Stock     549463107      5,934     55,000 SH      SOLE                55,000
    Marsh and Mclennan Companies Inc       Common Stock     571748102      1,485     20,000 SH      SOLE                20,000
                         Maytag Corp       Common Stock     578592107      1,208     20,000 SH      SOLE                20,000
                  McGraw Hill Co Inc       Common Stock     580645109      6,436    118,100 SH      SOLE               118,100
                    MCI WorldCom Inc       Common Stock     55268B106     10,672    120,500 SH      SOLE               120,500
                       Medtronic Inc       Common Stock     585055106      2,516     35,000 SH      SOLE                35,000
                    Mellon Bank Corp       Common Stock     585509102      2,309     32,803 SH      SOLE                32,803
               Merck and Company Inc       Common Stock     589331107      2,577     32,138 SH      SOLE                32,138
            Merrill Lynch and Co Inc       Common Stock     590188108      3,539     40,000 SH      SOLE                40,000
        Metromedia Fiber Network Inc       Common Stock     591689104      1,425     27,500 SH      SOLE                27,500
                      Microsoft Corp       Common Stock     594918104      6,274     70,004 SH      SOLE                70,004
                          Mobil Corp       Common Stock     607059102      3,176     36,090 SH      SOLE                36,090
       National Computer Systems Inc       Common Stock     635519101        735     30,000 SH      SOLE                30,000
           Nextel Communications Inc       Common Stock     65332V103      1,831     50,000 SH      SOLE                50,000
                            Nike Inc       Common Stock     654106103      1,615     28,000 SH      SOLE                28,000
                         Pepsico Inc       Common Stock     713448108      1,763     45,000 SH      SOLE                45,000
                          Pfizer Inc       Common Stock     717081103      5,361     38,653 SH      SOLE                38,653
         Philip Morris Companies Inc       Common Stock     718154107        717     20,367 SH      SOLE                20,367
                    Pitney Bowes Inc       Common Stock     724479100      4,335     68,000 SH      SOLE                68,000
               Procter and Gamble Co       Common Stock     742718109      1,908     19,484 SH      SOLE                19,484
               QUALCOMM Incorporated       Common Stock     747525103      4,353     35,000 SH      SOLE                35,000
        Quintiles Transnational Corp       Common Stock     748767100      2,643     70,000 SH      SOLE                70,000
       Qwest Communications Intl Inc       Common Stock     749121109      1,802     25,000 SH      SOLE                25,000
                            RCN Corp       Common Stock     749361101      1,007     30,000 SH      SOLE                30,000
                         Safeway Inc       Common Stock     786514208      1,756     34,218 SH      SOLE                34,218
              SBC Communications Inc       Common Stock     78387G103      1,225     26,000 SH      SOLE                26,000
                Schering Plough Corp       Common Stock     806605101      1,659     30,000 SH      SOLE                30,000
                     Sealed Air Corp       Common Stock     81211K100      1,968     40,000 SH      SOLE                40,000
                         Southern Co       Common Stock     842587107      1,443     61,900 SH      SOLE                61,900
               Sprint Corp PCS Group       Common Stock     852061506        355      8,000 SH      SOLE                 8,000
                         Steris Corp       Common Stock     859152100      1,598     60,000 SH      SOLE                60,000
                    Suiza Foods Corp       Common Stock     865077101        640     19,000 SH      SOLE                19,000
                Sun Microsystems Inc       Common Stock     866810104      2,501     20,000 SH      SOLE                20,000
                          Texaco Inc       Common Stock     881694103      1,135     20,000 SH      SOLE                20,000
               Texas Instruments Inc       Common Stock     882508104      1,985     20,000 SH      SOLE                20,000
                  Texas Utilities Co       Common Stock     882848104      1,668     40,000 SH      SOLE                40,000
                     Time Warner Inc       Common Stock     887315109      2,392     33,660 SH      SOLE                33,660
                 Wal-Mart Stores Inc       Common Stock     931142103      6,248     67,753 SH      SOLE                67,753
                      Walt Disney Co       Common Stock     254687106      1,868     60,000 SH      SOLE                60,000
       Wellpoint Health Networks Inc       Common Stock     94973H108      1,516     20,000 SH      SOLE                20,000
          Winstar Communications Inc       Common Stock     975515107        727     20,000 SH      SOLE                20,000
                          Xerox Corp       Common Stock     984121103      3,128     60,000 SH      SOLE                60,000

